                                     [LOGO]

TWO PICKWICK PLAZA                                                (203) 863-6200
GREENWICH, CONNECTICUT, 06830                                     (800) 595-7827

COMBINED PROSPECTUS                                       FEBRUARY 29, 1996

          The Northstar Advantage Funds (the "Funds") are a group of open-end diversified management investment companies. Each has its own investment objective and specific investment goals. Shares of the Funds are offered by this joint Prospectus. Northstar Investment Management Corporation (the "Adviser") is the investment adviser for each Fund, Northstar Distributors, Inc. ("Underwriter") is the underwriter of the Funds' shares, and Northstar Administrators Corporation ("Northstar" or "Administrators") serves as administrator to each Fund. Distributors and Administrators are each affiliates of the Adviser. Navellier Fund Management, Inc. serves as subadviser for the Northstar Advantage Special Fund. See "Management of the Funds."

          This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to Northstar at the address or telephone number given above.

          * NORTHSTAR ADVANTAGE SPECIAL FUND ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small- and mid-capitalization companies.

          * NORTHSTAR ADVANTAGE GROWTH FUND ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.

          * NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND, ("Income and Growth Fund") seeks current income balanced with the objective of achieving capital appreciation through investments in common and preferred stocks, convertible securities, investment grade corporate debt securities and government securities, selected for their prospects of producing income and/or capital appreciation.

          * NORTHSTAR ADVANTAGE INCOME FUND ("Income Fund") seeks to realize income and, secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.

          * NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

          * NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND ("Strategic Income Fund") seeks to achieve high current income by allocating its investments among the following three sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities; and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities. The Adviser believes that by allocating the Fund's assets in this manner, the Fund will experience a more stable net asset value, since diversification over several market sectors tends to reduce volatility.

          * NORTHSTAR ADVANTAGE HIGH YIELD FUND ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.

          * NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND ("High Total Return Fund") seeks to achieve high income by investing predominantly in high yield-high risk, lower-rated and non-rated U.S. dollar-denominated debt securities. It is the Fund's policy, while investing in income producing securities, also to maximize total return from a combination of income and capital appreciation.

          UNDER NORMAL MARKET CONDITIONS THE HIGH YIELD FUND AND HIGH TOTAL RETURN FUND WILL INVEST AT LEAST 65% OF THEIR ASSETS, AND THE STRATEGIC INCOME FUND MAY INVEST UP TO 60% (AND NO LESS THAN 20% OF ITS ASSETS) IN LOWER RATED AND NONRATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES, AND ARE CONSIDERED SPECULATIVE WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTMENT IN THESE FUNDS MAY NOT BE APPROPRIATE FOR ALL INVESTORS. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "RISK FACTORS -- HIGH YIELD SECURITIES."

          WHILE MUTUAL FUNDS OFFER SIGNIFICANT INVESTMENT OPPORTUNITIES AND ARE PROFESSIONALLY MANAGED, THEY ALSO CARRY RISKS THAT COULD POSSIBLY RESULT IN LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION
----------------------------------------------------------------------
  The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. Annual Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, legal and other services. Class A, Class B, and Class C shares were first offered to investors in the Government Securities Fund, High Yield Fund, Income Fund, Growth Fund, Special Fund and Strategic Income Fund on June 5, 1995. Class T shares are no longer offered to new investors in these Funds. The rules of the Securities and Exchange Commission require that maximum sales charges be reflected in the table; however, certain investors may qualify for reduced or no sales charges. See "How to Purchase Shares."

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE SPECIAL FUND

                                                    CLASS A    CLASS B    CLASS C    CLASS T
                                                    --------   --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%      4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)    .95%(3)
  Other Expenses (after Class B and C expense
   reimbursement)(6)..............................    .45%       .45%       .45%       .46%
  Total Fund Operating Expenses...................   1.50%      2.20%      2.20%      2.16%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GROWTH FUND

                                                    CLASS A    CLASS B    CLASS C    CLASS T
                                                    --------   --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%      4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)    .95%(3)
  Other Expenses..................................    .37%       .32%       .36%       .30%
  Total Fund Operating Expenses...................   1.42%      2.07%      2.11%      2.00%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND

                                                    CLASS A    CLASS B    CLASS C
                                                    --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)
  Other Expenses..................................    .46%       .48%       .47%
  Total Fund Operating Expenses...................   1.51%      2.23%      2.22%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME FUND

                                                              CLASS A   CLASS B   CLASS C   CLASS T
                                                              -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as % of Offering Price).................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares
   (as a % of the lesser of original price or redemption
   proceeds)................................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET
 ASSETS)
  Management Fee............................................    .65%      .65%      .65%      .65%
  12b-1 Fee.................................................    .30%     1.00%(3)  1.00%(3)   .75%(3,4)
  Other Expenses............................................    .32%      .30%      .26%      .28%
  Total Fund Operating Expenses.............................   1.27%     1.95%     1.91%     1.68%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND

                                                                                  CLASS A   CLASS B   CLASS C   CLASS T
                                                                                  -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as a % of Offering Price)...................................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser
   of original price or redemption proceeds)....................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
  Management Fee (after waiver)(5)..............................................    .45%      .45%      .45%      .45%
  12b-1 Fee.....................................................................    .30%     1.00%(3)  1.00%(3)   .65%(3,4)
  Other Expenses................................................................    .27%      .25%      .23%      .20%
Total Fund Operating Expenses (after waiver)(5).................................   1.02%     1.70%     1.68%     1.30%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND

                                                              CLASS A   CLASS B   CLASS C   CLASS T
                                                              -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as % of Offering Price).................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares
   (as a % of the lesser of original price or redemption
   proceeds)................................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET
 ASSETS)
  Management Fee............................................    .65%      .65%      .65%      .65%
  12b-1 Fee.................................................    .30%     1.00%(3)  1.00%(3)   .95%(3,4)
  Other Expenses (after expense reimbursement)(6)...........    .41%      .41%      .37%      .30%
  Total Fund Operating Expenses.............................   1.36%     2.06%     2.02%     1.90%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH YIELD FUND

                                                                                  CLASS A   CLASS B   CLASS C   CLASS T
                                                                                  -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares (as % of Offering
   Price).......................................................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser
   of original price or redemption proceeds)....................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
  Management Fee................................................................    .45%      .45%      .45%      .45%
  12b-1 Fee.....................................................................    .30%     1.00%(3)  1.00%(3)   .65%(3,4)
  Other Expenses................................................................    .27%      .26%      .27%      .23%
  Total Fund Operating Expenses.................................................   1.02%     1.71%     1.72%     1.33%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND

                                                    CLASS A    CLASS B    CLASS C
                                                    --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%
  12b-1 Fees......................................    .30%      1.00%(3)   1.00%(3)
  Other Expenses..................................    .50%       .50%       .52%
  Total Fund Operating Expenses...................   1.55%      2.25%      2.27%

------------------------
(1) Purchases of $1 million or more are not subject to an initial sales charge; however, a CDSC of up to 1% will be imposed on such purchases in the event of certain redemption transactions within 18 months following the date of purchase.

(2) The Class B CDSC on redemptions decreases 1% annually after year one to 2% in years four and five and to 0% after year five. The Class T CDSC on redemptions decreases 1% annually after year one to 0% after year four.

(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.

(4) Although the Trustees have set 12b-1 fees at the levels indicated, under the shareholder-approved 12b-1 plans for Class T shares and applicable rules of the NASD, the Trustees of each Fund, except for Strategic Income
     Fund, may increase these fees to an aggregate of up to 0.95% annually without further shareholder approval. The Trustees of Strategic Income
     Fund, may increase these 12b-1 fees for Class T Shares to an aggregate of up to 1.00% annually without further shareholder approval.

(5)  After waiver of 0.20% effective January 1, 1989. Without such a fee waiver, the  Management Fees would be 0.65% of  average daily net assets, and Total
     Fund  Operating  Expenses   would  be  1.22%,   1.90%,  1.88%  and   1.50%,
     respectively, for Class A, B, C and T shares.

(6)  Absent  the expense reimbursement by the  Adviser, Other Expenses and Total
     Fund Operating Expenses for Class B and Class C shares of the Special Fund would have been .46% and .48% and 2.21% and 2.23%, respectively, and Other
     Expenses and Total Fund Operating Expenses for Class A, B, C and T shares of Strategic Fund would have been .48%, .47%, .43% and .58% and 1.43%,
     2.12%, 2.08% and 2.18%, respectively.

EXAMPLES: An investor in each of the Funds would pay the following expenses on a $1,000 investment assuming a 5% annual return throughout the period, and, unless otherwise noted, redemption at the end of each period.

                                                                           NORTHSTAR ADVANTAGE SPECIAL FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 62       $ 72         $ 22        $ 32       $ 22         $ 62         $ 22
        3 Years.................................      93         99           69          69         69           88           68
        5 Years.................................     125        138          118         118        118          116          116
        10 Years................................     218        236          236         253        253          233          233


                                                                           NORTHSTAR ADVANTAGE GROWTH FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 61       $ 71         $ 21        $ 31       $ 21         $ 60         $ 20
        3 Years.................................      90         95           65          66         66           83           63
        5 Years.................................     121        121          111         113        113          108          108
        10 Years................................     210        223          223         244        244          218          218

                                                                     NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND
                                                              --------------------------------------------------------
                                                              CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)
                                                              -------   ----------   ----------   -------   ----------
          1 year............................................    $ 62       $ 73         $ 23        $ 33       $ 23
          3 years...........................................      93        100           70          69         69
          5 years...........................................     126        139          119         119        119
          10 years..........................................     219        238          238         255        255

                                                                           NORTHSTAR ADVANTAGE INCOME FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 60       $ 70         $ 20        $ 29       $ 19         $ 57         $ 17
        3 Years.................................      86         91           61          60         60           73           53
        5 Years.................................     114        125          105         103        103           91           91
        10 Years................................     194        210          210         223        223          188          188


                                                                    NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 57       $ 67         $ 17        $ 27       $ 17         $ 53         $ 13
        3 Years.................................      78         84           54          53         53           61           41
        5 Years.................................     101        102           92          91         91           71           71
        10 Years................................     166        183          183         199        199          149          149

                                                                      NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 61       $ 71         $ 21        $ 31       $ 21         $ 59         $ 19
        3 Years.................................      89         95           65          63         63           80           60
        5 Years.................................     N/A        N/A          N/A         N/A        N/A          N/A          N/A
        10 Years................................     N/A        N/A          N/A         N/A        N/A          N/A          N/A


                                                                         NORTHSTAR ADVANTAGE HIGH YIELD FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 57       $ 57         $ 17        $ 27       $ 17         $ 54         $ 14
        3 Years.................................      78         84           54          54         54           62           42
        5 Years.................................     101        113           93          93         93           73           73
        10 Years................................     166        184          184         203        203          152          152

                                                                     NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND
                                                              --------------------------------------------------------
                                                              CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)
                                                              -------   ----------   ----------   -------   ----------
          1 year............................................    $ 63       $ 73         $ 23        $ 33       $ 23
          3 years...........................................      94        100           70          71         71
          5 years...........................................     128        140          120         121        121
          10 years..........................................     223        241          241         261        261

------------------------
(1) Class B and Class T shares convert to Class A shares eight years after purchase in the case of B Shares and on the later of eight years after purchase or May 31, 1998 in the case of T Shares; therefore, Class A expenses are used after year eight.

(2)  Assumes no redemption.

The examples above assume the reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year. The examples should not be considered to be indicative of actual or expected performance or expenses, both of which will vary.

                              FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
  The financial highlights set forth below present certain information and ratios as well as performance information for a share of each Class outstanding throughout each year or portion thereof. Except where indicated, percentages for periods of less than one year have been annualized. The financial highlights for fiscal years ended in 1995 (and for all prior periods in the case of the Income and Growth and High Total Return Funds) have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is incorporated by reference in the Statement of Additional Information and should be read in conjunction with the related audited financial statements and notes thereto which are contained in the Annual Report for each Fund. Further information about performance of each Fund is also contained in the Annual Report, a copy of which may be obtained without charge from Northstar. The financial highlights for the Growth, Special, Income, Strategic Income, High Yield and Government Securities Funds for the periods prior to 1995 were audited by other independent accountants.

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE SPECIAL FUND

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                                  1995
                              ---------------------------------------------
                               CLASS A     CLASS B     CLASS C     CLASS T
                              ---------   ---------   ---------   ---------
Net Asset Value beginning of
 period.....................  $  19.56    $  19.56    $  19.56    $   19.64
Income from investment
 operations:
  Net investment income
   (loss)...................     (0.09)      (0.12)      (0.15)       (0.34)
  Net realized and
   unrealized gain (loss)...      2.48        2.43        2.46         2.57
                              ---------   ---------   ---------   ---------
  Total from investment
   operations...............      2.39        2.31        2.31         2.23
                              ---------   ---------   ---------   ---------
Less distributions:
  Dividends from net
   realized gain............     (1.03)      (1.03)      (1.03)       (1.03)
                              ---------   ---------   ---------   ---------
  Total distributions.......     (1.03)      (1.03)      (1.03)       (1.03)
                              ---------   ---------   ---------   ---------
Net Asset Value end of
 period.....................  $  20.92    $  20.84    $  20.84    $   20.84
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Total Return (excluding
 sales charges)(1)..........     12.20%      11.79%      11.79%       11.34%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $  2,335    $  1,491    $     62    $  33,557
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets.......      1.50%       2.20%       2.20%        2.16%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........        --        2.21%       2.23%          --
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of net investment
   income to average net
   assets...................     (0.91)%     (1.64)%     (1.60)%      (1.50)%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Portfolio Turnover Rate...       71%         71%         71%          71%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------


                                                                    CLASS T SHARES
                              ------------------------------------------------------------------------------------------
                                1994       1993       1992      1991      1990      1989      1988      1987      1986
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Net Asset Value beginning of
 period.....................  $  20.79   $  17.40   $  15.74   $ 10.64   $ 11.67   $  9.55   $  7.90   $  8.92   $ 10.00
Income from investment
 operations:
  Net investment income
   (loss)...................     (0.25)     (0.32)     (0.33)    (0.21)    (0.20)    (0.06)    (0.13)    (0.14)    (0.06)
  Net realized and
   unrealized gain (loss)...     (0.76)      3.83       2.61      6.24     (0.83)     2.18      1.78     (0.88)    (1.02)
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Total from investment
   operations...............     (1.01)      3.51       2.28      6.03     (1.03)     2.12      1.65     (1.02)    (1.08)
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
   realized gain............     (0.14)     (0.12)     (0.62)    (0.93)       --        --        --        --        --
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Total distributions.......     (0.14)     (0.12)     (0.62)    (0.93)       --        --        --        --        --
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Net Asset Value end of
 period.....................  $  19.64   $  20.79   $  17.40   $ 15.74   $ 10.64   $ 11.67   $  9.55   $  7.90   $  8.92
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Total Return (excluding
 sales charges)(1)..........     (4.86)%    20.16%     14.54%    57.27%    (8.83)%   22.20%    20.89%   (11.43)%  (10.80)%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 38,848   $ 28,838   $ 11,336   $ 5,480   $ 3,024   $ 3,958   $ 3,330   $ 3,078   $ 3,823
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of expenses to
   average net assets.......      2.16%      2.34%      2.84%     2.95%     2.95%     2.95%     2.96%     2.94%     2.90%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........        --         --         --      3.69%     4.98%     4.89%     6.01%     4.52%     4.82%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of net investment
   income to average net
   assets...................     (1.25)%    (1.66)%    (2.12)%   (1.57)%   (0.97)%   (0.44)%   (1.06)%   (1.22)%   (0.76)%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Portfolio Turnover Rate...     39.43%     34.57%     39.62%    85.43%    71.79%    85.36%    39.88%    57.08%    27.86%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GROWTH FUND

                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------
                                                1995
                              -----------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS T
                              --------   --------   --------   --------
Net Asset Value beginning of
 period.....................  $ 17.59    $ 17.59    $ 17.59    $  15.75
Income from investment
 operations:
  Net investment income
   (loss)...................     0.08       0.06       0.04        0.07
  Net realized and
   unrealized gain (loss)...     1.95       1.92       1.92        3.77
                              --------   --------   --------   --------
  Total from investment
   operations...............     2.03       1.98       1.96        3.84
                              --------   --------   --------   --------
Less distributions:
  Dividends from net
   investment income........    (0.10)     (0.08)     (0.06)      (0.07)
  Dividends from net
   realized gain............    (3.99)     (3.99)     (3.99)      (3.99)
  Dividends from capital....       --         --         --          --
                              --------   --------   --------   --------
  Total distributions.......    (4.09)     (4.07)     (4.05)      (4.06)
                              --------   --------   --------   --------
Net Asset Value end of
 period.....................  $ 15.53    $ 15.50    $ 15.50    $  15.53
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Total Return (excluding
 sales charges)(1)..........    11.55%     11.27%     11.17%      24.40%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 1,355    $ 1,987    $    69    $ 76,343
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of expenses to
   average net assets.......     1.42%      2.07%      2.11%       2.00%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of net investment
   income to average net
   assets...................     0.63%      0.06%      0.02%       0.37%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Portfolio Turnover Rate...      134%       134%       134%        134%
                              --------   --------   --------   --------
                              --------   --------   --------   --------


                                                                       CLASS T SHARES
                              ------------------------------------------------------------------------------------------------

                                1994       1993       1992       1991       1990       1989       1988       1987       1986

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value beginning of
 period.....................  $  17.33   $  16.36   $  16.37   $  12.49   $  13.85   $  11.96   $  10.47   $  10.54   $  10.00

Income from investment
 operations:
  Net investment income
   (loss)...................      0.08       0.02       0.02       0.09       0.10       0.20       0.16       0.09       0.03

  Net realized and
   unrealized gain (loss)...     (1.41)      1.67       1.30       4.62      (0.83)      2.66       1.58      (0.07)      0.87

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total from investment
   operations...............     (1.33)      1.69       1.32       4.71      (0.73)      2.86       1.74       0.02       0.90

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Less distributions:
  Dividends from net
   investment income........     (0.08)     (0.04)     (0.02)     (0.08)     (0.10)     (0.20)     (0.17)     (0.08)     (0.03)

  Dividends from net
   realized gain............     (0.15)     (0.67)     (1.31)     (0.75)     (0.51)     (0.76)     (0.08)        --      (0.33)

  Dividends from capital....     (0.02)     (0.01)(2)       --       --      (0.02)     (0.01)        --      (0.01)        --

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total distributions.......     (0.25)     (0.72)     (1.33)     (0.83)     (0.63)     (0.97)     (0.25)     (0.09)     (0.36)

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value end of
 period.....................  $  15.75   $  17.33   $  16.36   $  16.37   $  12.49   $  13.85   $  11.96   $  10.47   $  10.54

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Total Return (excluding
 sales charges)(1)..........     (7.66)%    10.36%      8.05%     38.10%     (5.24)%    24.25%     16.70%      0.11%      8.91%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 76,391   $ 80,759   $ 56,759   $ 40,884   $ 24,927   $ 29,842   $ 25,359   $ 27,493   $ 17,013

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of expenses to
   average net assets.......      2.00%      2.04%      2.15%      2.25%      2.33%      2.33%      2.46%      2.29%      2.77%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of net investment
   income to average net
   assets...................      0.49%      0.13%      0.09%      0.66%      0.80%      1.39%      1.40%      0.83%      0.37%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Portfolio Turnover Rate...     53.76%     42.27%     46.77%     63.56%     54.22%     74.56%     58.73%     54.72%     32.66%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND

                                                 YEAR ENDED OCTOBER 31,
                    ---------------------------------------------------------------------------------
                                                                               1994
                                                              ---------------------------------------
                                     1995                       CLASS A       CLASS B       CLASS C
                    ---------------------------------------      FROM          FROM          FROM
                      CLASS A       CLASS B       CLASS C       11/8/93       2/9/94        3/21/94
                    -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value
 beginning of
 period...........  $ 10.00       $  9.99       $  9.99       $ 10.00       $ 10.64       $ 10.37
Income from
 investment
 operations:
  Net investment
   income.........      .35           .27           .27          0.30          0.20          0.20
  Net realized and
   unrealized gain
   (loss).........      .84           .85           .85         (0.05)        (0.65)        (0.38)
                      -----         -----         -----       -----------   -----------   -----------
  Total from
   investment
   operations.....     1.19          1.12          1.12          0.25         (0.45)        (0.18)
                      -----         -----         -----       -----------   -----------   -----------
Less
 distributions:
  Dividends (from
   net investment
   income)........    (0.33)        (0.27)        (0.28)        (0.25)        (0.20)        (0.20)
                      -----         -----         -----       -----------   -----------   -----------
Net Asset Value
 end of period....  $ 10.86       $ 10.84       $ 10.83       $ 10.00       $  9.99       $  9.99
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
Total Return
 (excluding sales
 charge)..........    13.19%        12.31%        12.33%         2.48%        (4.20)%       (1.75)%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
Ratios/Supplemental
 Data:
  Net assets end
   of period (in
   thousands).....   76,031        60,347        53,661        72,223        37,767         4,823
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of
   expenses to
   average net
   assets.........     1.51%         2.23%         2.22%         1.50%         2.20%         2.20%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of expense
   reimbursement
   to average net
   assets.........        0%            0%            0%         0.06%         0.16%         0.47%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of net
   investment
   income to
   average net
   assets.........     3.39%         2.66%         2.67%         3.73%         3.00%         2.87%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Portfolio
   Turnover
   Rate...........       91%           91%           91%           26%           26%           26%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME FUND

                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------
                                                1995
                              -----------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS T
                              --------   --------   --------   --------
Net Asset Value beginning of
 period.....................  $ 12.77    $ 12.77    $ 12.77    $  11.54
Income from investment
 operations:
  Net investment income
   (loss)...................     0.43       0.35       0.38        0.57
  Net realized and
   unrealized gain (loss)...     1.06       1.09       1.07        2.27
                              --------   --------   --------   --------
  Total from investment
   operations...............     1.49       1.44       1.45        2.84
                              --------   --------   --------   --------
Less distributions:
  Dividends from net
   investment income........    (0.48)     (0.45)     (0.45)      (0.59)
  Dividends from net
   realized gain............    (1.25)     (1.25)     (1.25)      (1.25)
  Dividends from capital....       --         --         --          --
                              --------   --------   --------   --------
  Total distributions.......    (1.73)     (1.70)     (1.70)      (1.84)
                              --------   --------   --------   --------
Net Asset Value end of
 period.....................  $ 12.53    $ 12.51    $ 12.52    $  12.54
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Total Return (excluding
 sales charges)(1)..........    11.95%     11.56%     11.49%      25.11%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $   797    $ 1,759    $   231    $ 72,472
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of expenses to
   average net assets.......     1.27%      1.95%      1.91%       1.68%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of net investment
   income to average net
   assets...................     4.99%      4.38%      4.49%       4.44%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Portfolio Turnover Rate...      131%       131%       131%        131%
                              --------   --------   --------   --------
                              --------   --------   --------   --------


                                                                       CLASS T SHARES
                              ------------------------------------------------------------------------------------------------

                                1994       1993       1992       1991       1990       1989       1988       1987       1986

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value beginning of
 period.....................  $  12.94   $  12.05   $  11.66   $  10.13   $  10.71   $   9.71   $   9.11   $  10.39   $  10.00

Income from investment
 operations:
  Net investment income
   (loss)...................      0.57       0.49       0.55       0.57       0.61       0.68       0.62       0.56       0.40

  Net realized and
   unrealized gain (loss)...     (1.25)      1.20       0.36       1.53      (0.54)      1.00       0.58      (1.04)      0.67

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total from investment
   operations...............     (0.68)      1.69       0.91       2.10       0.07       1.68       1.20      (0.48)      1.07

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Less distributions:
  Dividends from net
   investment income........     (0.54)     (0.49)     (0.52)     (0.57)     (0.63)     (0.68)     (0.60)     (0.57)     (0.40)

  Dividends from net
   realized gain............     (0.16)     (0.31)        --         --         --         --         --      (0.22)     (0.28)

  Dividends from capital....     (0.02)(2)       --       --         --      (0.02)        --         --      (0.01)        --

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total distributions.......     (0.72)     (0.80)     (0.52)     (0.57)     (0.65)     (0.68)     (0.60)     (0.80)     (0.68)

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value end of
 period.....................  $  11.54   $  12.94   $  12.05   $  11.66   $  10.13   $  10.71   $   9.71   $   9.11   $  10.39

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Total Return (excluding
 sales charges)(1)..........     (5.33)%    14.08%      8.06%     21.17%      0.78%     17.70%     13.39%     (5.35)%    10.74%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 73,764   $ 80,841   $ 56,823   $ 49,367   $ 44,750   $ 58,006   $ 57,425   $ 58,722   $ 49,332

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of expenses to
   average net assets.......      1.69%      1.77%      2.02%      2.06%      2.10%      2.04%      2.10%      1.98%      2.15%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of net investment
   income to average net
   assets...................      4.36%      3.99%      4.73%      5.21%      5.73%      6.38%      6.30%      5.70%      5.72%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Portfolio Turnover Rate...     59.26%     38.26%     58.96%     76.87%     57.39%     56.15%     24.57%     45.91%     78.71%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                                  1995
                              ---------------------------------------------
                               CLASS A     CLASS B     CLASS C     CLASS T
                              ---------   ---------   ---------   ---------
Net Asset Value beginning of
 period.....................  $   9.51    $   9.51    $   9.51    $    8.74
Income from investment
 operations:
  Net investment income
   (loss)...................      0.34        0.30        0.30         0.58
  Net realized and
   unrealized gain (loss)...      0.59        0.59        0.59         1.35
                              ---------   ---------   ---------   ---------
  Total from investment
   operations...............      0.93        0.89        0.89         1.93
                              ---------   ---------   ---------   ---------
Less distributions:
  Dividends from net
   investment income........     (0.37)      (0.33)      (0.33)       (0.60)
  Dividends from net
   realized gain............
  Dividends from capital....        --          --          --           --
                              ---------   ---------   ---------   ---------
  Total distributions.......     (0.37)      (0.33)      (0.33)       (0.60)
                              ---------   ---------   ---------   ---------
Net Asset Value end of
 period.....................  $  10.07    $  10.07    $  10.07    $   10.07
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Total Return (excluding
 sales charges)(1)..........     10.04%       9.61%       9.61%       22.90%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $  3,235    $  2,790    $      8    $ 150,951
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets.......      1.02%       1.70%       1.68%        1.30%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........      1.22%       1.90%       1.88%        1.50%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of net investment
   income to average net
   assets...................      6.01%       5.20%       5.28%        6.23%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Portfolio Turnover Rate...       295%        295%        295%         295%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------


                                                                  CLASS T SHARES
                             -----------------------------------------------------------------------------------------
                               1994       1993      1992      1991      1990      1989      1988      1987      1986
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value beginning of
 period..................... $   10.32  $   9.22  $   8.99  $   8.47  $   8.47  $   8.26  $   8.80  $   9.94  $  10.00
Income from investment
 operations:
  Net investment income
   (loss)...................      0.56      0.59      0.61      0.67      0.68      0.72      0.75      0.64      0.54
  Net realized and
   unrealized gain (loss)...     (1.56)     1.09      0.23      0.52        --      0.21     (0.48)    (1.10)     0.27
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Total from investment
   operations...............     (1.00)     1.68      0.84      1.19      0.68      0.93      0.27     (0.46)     0.81
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income........     (0.57)    (0.58)    (0.61)    (0.67)    (0.68)    (0.72)    (0.75)    (0.64)    (0.54)
  Dividends from net
   realized gain............        --        --        --        --        --        --        --        --     (0.33)
  Dividends from capital....     (0.01)       --        --        --        --        --     (0.06)    (0.04)       --
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Total distributions.......     (0.58)    (0.58)    (0.61)    (0.67)    (0.68)    (0.72)    (0.81)    (0.68)    (0.87)
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value end of
 period..................... $    8.74  $  10.32  $   9.22  $   8.99  $   8.47  $   8.47  $   8.26  $   8.80  $   9.94
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Total Return (excluding
 sales charges)(1)..........     (9.82)%    18.48%     9.77%    14.73%     8.57%    11.73%     2.97%    (4.72)%     8.50%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Ratios/supplemental data:
  Net assets end of period
   (thousands).............. $ 152,608  $184,156  $144,144  $121,389  $108,420  $123,735  $169,421  $237,190  $223,598
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of expenses to
   average net assets.......      1.29%     1.31%     1.39%     1.44%     1.43%     1.45%     1.88%     1.79%     1.89%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........      1.49%     1.51%     1.59%     1.64%     1.63%     1.65%       --        --        --
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of net investment
   income to average net
   assets...................      6.00%     5.83%     6.81%     7.68%     8.23%     8.57%     8.47%     7.02%     6.38%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Portfolio Turnover Rate...    314.91%    81.41%   120.08%    87.00%    16.77%    73.94%   494.05%   412.29%   241.73%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND

                                                           YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------
                                                                                        1994
                                                                                       -------
                                                               1995                    CLASS T
                                               -------------------------------------    FROM
                                               CLASS A   CLASS B   CLASS C   CLASS T   7/1/94
                                               -------   -------   -------   -------   -------
Net Asset Value beginning of period..........  $12.24    $12.24    $12.24    $11.71    $12.00
Income from investment operations:
  Net investment income (loss)...............    0.63      0.55      0.55      0.98      0.51
  Net realized and unrealized gain (loss)....    0.13      0.15      0.14      0.66     (0.25)
                                               -------   -------   -------   -------   -------
  Total from investment operations...........    0.76      0.70      0.69      1.64      0.26
                                               -------   -------   -------   -------   -------
Less distributions:
  Dividends from net investment income.......   (0.60)    (0.55)    (0.55)    (0.96)    (0.49)
  Dividends from net realized gain...........      --        --        --        --     (0.05)
  Dividends from capital.....................      --        --        --        --     (0.01)(2)
                                               -------   -------   -------   -------   -------
  Total distributions........................   (0.60)    (0.55)    (0.55)    (0.96)    (0.55)
                                               -------   -------   -------   -------   -------
Net Asset Value end of period................  $12.40    $12.39    $12.38    $12.39    $11.71
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
Total Return (excluding sales charges)(1)....    6.40%     5.89%     5.81%    14.54%     2.14%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
Ratios/supplemental data:
  Net assets end of period (thousands).......  $21,790   $22,143   $2,172    $30,228   $25,252
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of expenses to average net assets....    1.36%     2.06%     2.02%     1.90%     1.90%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of expenses to average net assets
   before waiver or reimbursement (3)........    1.43%     2.12%     2.08%     2.18%     2.53%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of net investment income to average
   net assets................................    7.03%     6.47%     6.48%     6.86%     7.92%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Portfolio Turnover Rate....................     153%      153%      153%      153%      156%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH YIELD FUND

                                                               YEAR ENDED DECEMBER 31,
                    --------------------------------------------------------------------------------------------------------------
                                      1995                                                CLASS T SHARES
                    -----------------------------------------   ------------------------------------------------------------------
                    CLASS A    CLASS B    CLASS C    CLASS T      1994        1993        1992       1991       1990       1989
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Net Asset Value
 beginning of
 period...........  $  8.68    $   8.68   $  8.68    $   8.29   $    9.31   $    9.09   $   7.94   $   6.27   $   8.55   $   10.00
Income from
 investment
 operations:
  Net investment
   income
   (loss).........     0.48        0.44      0.44        0.84        0.81        0.85       0.92       1.08       1.12        0.60
  Net realized and
   unrealized gain
   (loss).........    (0.10)      (0.09)    (0.09)       0.26       (0.99)       0.80       1.19       1.67      (2.30)      (1.45)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Total from
   investment
   operations.....     0.38        0.35      0.35        1.10       (0.18)       1.65       2.11       2.75      (1.18)      (0.85)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Less
 distributions:
  Dividends from
   net investment
   income.........    (0.50)      (0.46)    (0.46)      (0.83)      (0.83)      (0.83)     (0.94)     (1.08)     (1.10)      (0.60)
  Dividends from
   net realized
   gain...........       --          --        --          --       (0.01)      (0.60)     (0.02)        --         --          --
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Total
  distributions...    (0.50)      (0.46)    (0.46)      (0.83)      (0.84)      (1.43)     (0.96)     (1.08)     (1.10)      (0.60)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Net Asset Value
 end of period....  $  8.56    $   8.57   $  8.57    $   8.56   $    8.29   $    9.31   $   9.09   $   7.94   $   6.27   $    8.55
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Total Return
 (excluding sales
 charges)(1)......     4.48%       4.17%     4.17%      13.71%      (2.18)%     18.89%     27.57%     46.49%    (14.59)%     (8.81)%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Ratios/supplemental
 data:
  Net assets end
   of period
   (thousands)....  $ 7,466    $ 79,063   $ 3,410    $139,711   $ 136,426   $ 125,095   $ 64,063   $ 25,651   $ 11,342   $  11,045
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of
   expenses to
   average net
   assets.........     1.02%       1.71%     1.72%       1.33%       1.34%       1.40%      1.50%      1.50%      1.44%       1.35%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of
   expenses to
   average net
   assets before
   waiver or
   reimbursement (3)...      --       --       --          --          --          --       1.55%      1.96%      2.25%       2.65%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of net
   investment
   income to
   average net
   assets.........     9.83%       9.18%     9.29%       9.69%       9.08%       8.84%     10.30%     14.84%     15.15%      11.44%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Portfolio
   Turnover
   Rate...........      103%        103%      103%        103%      86.20%     176.40%    121.51%     57.48%    156.23%      39.63%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND

                                                                           YEAR ENDED OCTOBER 31,
                                          -----------------------------------------------------------------------------------------
                                                                                                   1994
                                                                                       ----------------------------
                                                     1995                     CLASS A              CLASS B             CLASS C
                                          ---------------------------          FROM                 FROM                FROM
                                          CLASS A   CLASS B   CLASS C         11/8/93              2/9/94              3/21/94
                                          -------   -------   -------   -------------------   -----------------   -----------------
Net Asset Value beginning of period.....  $ 4.41    $ 4.41    $ 4.41    $        5.00         $       5.20        $       5.06
Income from investment operations:
  Net investment income (loss)..........     .48       .45       .44             0.41                 0.33                0.26
  Net realized and unrealized gain
   (loss)...............................     .07       .06       .09            (0.60)               (0.80)              (0.65)
                                          -------   -------   -------          ------               ------              ------
  Total from investment operations......     .55       .51       .53            (0.19)               (0.47)              (0.39)
                                          -------   -------   -------          ------               ------              ------
Less distributions:
  Dividends (from net investment
   income)..............................   (0.48)    (0.45)    (0.45)           (0.40)               (0.32)              (0.26)
                                          -------   -------   -------          ------               ------              ------
Net Asset Value end of period...........  $ 4.48    $ 4.47    $ 4.49    $        4.41         $       4.41        $       4.41
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
Total Return (excluding sales charge)...   13.02%    11.97%    12.44%           (4.11)%              (9.30)%             (7.21)%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
Ratios/Supplemental Data:
  Net assets end of period (in
   thousands)...........................  88,552    96,362    11,011           50,797               25,880               2,330
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of expenses to average net
   assets...............................    1.55%     2.25%     2.27%            1.50%                2.20%               2.20%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of expense reimbursement to
   average net assets...................       0%        0%        0%            0.11%                0.20%               0.99%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of net investment income to
   average net assets...................   10.90%    10.20%    10.18%           10.09%                9.72%               9.46%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Portfolio Turnover Rate...............     145%      145%      145%             163%                 163%                163%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------

------------------------------
(1) Total returns for 1986 for the Government Securities, Growth, Income, and Special Funds (1989 for the High Yield Fund and 1994 for Strategic Income
     Fund) represent actual, not annualized, percentages. Unaudited prior to 1992.

(2)  Represents  distribution  in  excess  of  net  investment  income  due   to
     differences in book and tax income.

(3) Reflects ratio that would have existed, in the case of the Government Securities Fund, had the former Adviser not elected to waive 0.20% of its investment advisory fee effective January 1, 1989, and, in the case of the High Yield, Special and Strategic Income Funds, had the former Adviser or its affiliates not reimbursed such Funds for a portion of their expenses.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
----------------------------------------------------------------------
  Each Fund has its own investment objective and policies, and each utilizes specific investment techniques to achieve its objective. Each of the Funds is diversified, which is a means of reducing risk by investing the Fund's assets in a broad range of securities designed to meet the Fund's objectives. The objectives and policies of each Fund can be expected to affect the investment return of such Fund and the degree of market and financial risk to which such Fund is exposed. The percentage limitations included in these policies apply only at the time of purchase. Policies and objectives that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the investment objective for each Fund other than the Income and Growth Fund and High Total Return Fund are not fundamental and may be changed by the Fund's Trustees without shareholder approval. Shareholders of those Funds will be notified at least thirty days in advance of a change in the investment objective of a Fund, and will be notified of any other material changes. If there is a change to a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial goals. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. There can, of course, be no guarantee that the investment objective of any of the Funds will be achieved, due to the uncertainty inherent in all investments.

  NORTHSTAR ADVANTAGE SPECIAL FUND. The Fund's investment objective is capital appreciation. The Fund invests in a diversified portfolio of equity securities selected on the basis of their potential for growth. The Fund invests in equity securities of companies which are listed on domestic securities exchanges or are traded in the over-the-counter markets. However, the Fund may, to a limited extent, invest in securities traded in markets outside the U.S. Securities purchased by the Fund are primarily issues of smaller, lesser-known companies. While the Fund does not limit itself to smaller companies, many of its investments are in small, emerging growth companies. Small companies are those, for example, with annual revenues of less than $500 million. Emerging growth companies are those that, while still in the developmental stage, have demonstrated, or are expected to achieve, growth of earnings over major business cycles. Smaller, less established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

  Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of which may be in issuers whose securities are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."

  NORTHSTAR ADVANTAGE GROWTH FUND. The Fund's investment objective is long-term growth of capital. Under normal conditions, at least 65% of the Fund's total assets will be invested in securities purchased for their prospects for capital appreciation. The Fund invests principally in common stocks of companies which are listed on the domestic securities exchanges or are traded in the domestic over-the-counter markets, but may, to a limited extent, invest in securities traded in markets outside the U.S. The Fund also may invest in preferred stocks and convertible securities issued by such companies.

  The Fund invests in industries and companies which, in the opinion of the Adviser, have potential for capital growth and selects securities of companies with records of above-average earnings growth or companies which, in its view, are substantially undervalued in relation to assets. Some of the equity securities in which the Fund invests may be speculative and involve substantial risk, since they may experience significant price fluctuations in both rising and declining markets. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more than 10% of which may be invested in issuers that are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."


  NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND. The Fund's investment objective is to seek current income balanced with the objective of achieving capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in income-producing securities. In seeking to achieve its objective, the Fund will invest in equity securities of domestic and foreign issuers that have prospects for dividend income and growth of capital, convertible securities, and selected investment grade debt securities of domestic and foreign private and government issuers. These debt securities would include U.S. Government obligations, foreign and domestic corporate bonds, and bonds issued by foreign governments considered stable by the Adviser and supported through the authority to levy taxes by national state or provincial governments or similar political subdivisions. The proportion of holdings in common stocks, preferred stocks, other equity-related securities, and debt securities will vary in accordance with the level of return that can be achieved from these various types of securities. Securities are also purchased on the basis of fundamental attraction regarding capital appreciation prospects. In this way, income is "balanced" with capital. The Fund invests in equity securities that are listed primarily on the New York Stock Exchange or American Stock Exchange or that are traded in the over-the-counter market. Equity and equity-related securities purchased by the Fund will typically be of large well-established companies, but may also include to a lesser extent small capitalization companies selected for their growth potential. Under normal conditions, the Fund does not intend to invest more than 30% of its assets in convertible securities. Debt securities purchased by the Fund will only be securities rated investment grade (I.E., in the top four rating categories of Moodys or S&P) at the time of purchase, or securities deemed to be of equivalent quality by the Adviser. Securities that are in the lowest investment grade debt category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities. In the event that an existing holding is downgraded to below investment grade, the Fund may nevertheless retain the security.


  The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of which shall be in issuers whose securities are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."

  NORTHSTAR ADVANTAGE INCOME FUND. The Fund's primary investment objective is income. As a secondary objective, the Fund seeks capital appreciation. The Fund invests in debt securities and equity securities of companies which are listed or traded on domestic securities exchanges or in the over-the-counter market, but may to a limited extent, invest in securities traded in markets outside the U.S. Under normal market conditions, at least 65% of the Fund's total assets will be invested in income-producing securities. Up to 25% of the Fund's assets may be invested in debt securities rated below investment grade (i.e. rated lower than Baa by Moody's or BBB by S&P), or which are not rated, but normally will not invest in securities rated below B by Moody's or S&P. These securities are considered speculative investments and generally involve greater risk, including the risk of loss of income and principal, than higher-rated securities. In addition, the yield and price of a lower-rated security may tend to fluctuate more than the yield and price of a higher-rated security. Investment in these securities involves special risks outlined below under the heading "Risk Factors -- High Yield Securities" and in the Appendix. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more that 10% of which may be invested in issuers that are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."

  Equity securities include common and preferred stocks, warrants or rights to purchase such stock, and securities convertible into such stock. Debt securities may be of any maturity and pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero coupon securities, that do not pay interest but rather are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

  NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND. The investment objective of the Fund is to achieve a high level of current income and to conserve principal by investing primarily in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities").

  U.S. Government Securities include U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government. The Fund may at various times have all or substantially all of its assets in U.S. Government Securities issued by a single agency or instrumentality. Some U.S. Government Securities, such as U.S. Treasury obligations, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Securities of an instrumentality are not insured by the U.S. Government and there can be no assurance that the U.S. Government will support an instrumentality it sponsors. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Government Securities Fund will invest in the securities issued by such an instrumentality only when the Adviser determines that the credit risk with respect to the instrumentality does not make the securities of the instrumentality unsuitable investments. The Adviser does not intend to invest in excess of 35% of the Fund's assets in securities not supported by the full faith and credit of the United States, nor does it intend to invest more than 20% of the portfolio in securities issued by any single instrumentality not supported by the full faith and credit of the United States.

  Securities of the sort owned by the Fund generally possess a high degree of dependability with respect to timely payment of principal and interest. However, such securities fluctuate in market price (but not in ultimate repayment amount), primarily with interest rate levels and trends, rising when interest rates decline and declining when interest rates rise. Consequently, the Fund's net asset value will fluctuate in response to changing interest rates. The Fund may invest in U.S. Government Securities of varying maturities and duration, and the portfolio at times may hold a significant portion of its assets in securities with longer durations. Long duration securities have greater price movements in response to interest rate changes than movements in shorter duration securities and may impact the Fund's net asset value accordingly. The Adviser's determination of average duration reflects its outlook on interest rates as well as its determination of best relative value in making investments. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgage loans. Fluctuating prepayments of principal may result from the refinancing or foreclosure of the underlying mortgage loans. Because of the prepayment risks, these securities may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.

  The Fund may invest in zero coupon treasury securities which consist of stripped interest or principal components of U.S. Treasury bonds or notes ("STRIPs"). STRIPs involve the separation of the corpus (face amount) of the bond or note from the coupon (interest portion). The U.S. Treasury redeems the bond or note corpus (zero coupon bond or note) for the face value thereof at maturity and redeems the stripped coupon (interest portion) beginning at the date specified thereon. Zero coupon Treasury securities pay no interest to holders during their life and usually trade at a deep discount from their face or par value. They are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity. Stripped interests in U.S. Treasury securities that are not issued through the U.S. Treasury's STRIPs program are not considered to be U.S. Government Securities. The Fund will accrue and distribute income from zero coupon securities on a current basis and may have to sell securities to generate cash for distributions.

  The Fund's assets will be managed so that the Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and rules and regulations established by the National Credit Union Administration. To the extent that any investment or investment practice under the Fund's investment policies described herein or in the Statement of Additional Information are not permissible for federal credit unions, the Fund shall refrain from purchasing such investment or engaging in such practice. The Fund will notify shareholders 60 days before making any change to this policy. THE GOVERNMENT SECURITIES FUND'S SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES, OR BY ANY OTHER PERSON OR ENTITY.

  NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND. The Fund seeks high current income. The Fund will, under normal market conditions, allocate its investments among the three fixed income securities markets described below. The Adviser believes that allocation of the Fund's investments among the three sectors will better enable the Fund to achieve its objective and may reduce investment risk and volatility. The Fund will, under normal market conditions, maintain at least 20% of its total assets in each of the three sectors and may not invest more than 60% of its total assets in any one sector, and have substantially all of the Fund's assets invested in the three market sectors. No more than 60% of the Fund's assets may be invested in foreign issuers across all sectors. In the past, the markets for U.S. Government Securities, high yield corporate fixed income securities and debt securities of foreign issuers have tended to move independently of each other and have at times moved in opposite directions. There is no assurance that they will continue to do so in the future. The Adviser believes that when financial markets exhibit a lack of correlation, the ability to respond strategically to market forces by allocating the Fund's assets among the sectors should result in lower price volatility than would be experienced by investing exclusively in any one of the markets. See "Risk Factors -- High Yield Securities and Foreign Investments."

  The Adviser will determine the amount of assets to be allocated to each sector based on its assessment of the maximum level of current income that can be achieved without incurring undue risks to principal value. In making this allocation, the Adviser will rely on its analysis of economic conditions, interest rate risk, currency risk and its analysis of opportunities in each sector based on current and historical market data. The Adviser will continuously review its allocations and make adjustments as it deems appropriate. The Fund's assets allocated to each sector will be managed in accordance with the investment policies described below.

  THE U.S. GOVERNMENT SECURITIES SECTOR. U.S. Government Securities are considered among the most creditworthy of fixed income securities. For a description of U.S Government Securities and their characteristics, including mortgage-backed securities, see "Northstar Advantage Government Securities Fund." The Fund may invest all or substantially all of this sector's assets in U.S.

Government Securities issued by a single agency or instrumentality. The Fund may invest in varying maturities and may adjust the average maturity of the investments held by the Fund from time to time based upon the Adviser's assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.

  THE HIGH YIELD SECTOR. The High Yield sector will invest predominantly in high yielding, higher risk, lower-rated or nonrated foreign government fixed income securities and corporate fixed income securities traded in the U.S. high yield corporate market. These securities are rated below investment grade (I.E., rated below Baa by Moody's or below BBB by S&P). The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in nonrated securities deemed to be of equivalent standing by the Adviser) and up to 10% of the Fund's assets allocated to this sector may be in the lowest rating categories (C by Moody's and D by S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to greater market fluctuations, and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated debt instruments. Investment in these securities involves special risks. See, "Risk Factors -- High Yield Securities" and the Appendix.

  The Adviser will attempt to maximize income and reduce risk within the High Yield sector through diversification of the sector's portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate developments. The Fund will not necessarily invest in the highest yielding securities available if, in the Adviser's view, the differences in yield are not sufficient to justify the accompanying higher risks, and may invest in securities rated investment grade at the time of purchase.

  The foreign government securities rated below investment grade in which the Fund invests include securities issued or guaranteed by foreign national, provincial, state or other governments with taxing power, or their agencies or instrumentalities, and include securities issued by developing countries and issuers located in developing countries. Such foreign government securities may be denominated in U.S. dollars or other currencies. In selecting and allocating assets among the countries in which the Fund will invest, the Adviser will develop a long-term view of those countries and will engage in an analysis of sovereign risk by focusing on factors such as a country's public finances, monetary policy, external accounts, financial markets, stability of exchange rate policy and labor conditions.

  The high yield securities in which the Fund may invest will consist predominantly of bonds, but may include to a lesser extent preferred stocks and securities convertible into or exchangeable for equity securities, or which carry the right, in the form of a warrant or as part of a unit with the security, to acquire equity securities. The Fund intends to purchase such securities for their yield characteristics rather than for the purpose of exercising the associated rights to obtain equity securities. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in debt securities issued at a discount to face value, including zero coupon securities, and securities that pay interest, at the issuer's option, in additional securities (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

  The  High  Yield sector  may  also invest  in  participations in  (i) entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments of emerging market countries ("Sovereign Debt Obligations"), and (ii) loans between foreign governments and financial institutions. Sovereign Debt Obligations held by the Fund generally will not be traded on securities exchanges. The Fund may invest in Sovereign Debt Obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are dollar denominated), and they are actively traded in the over-the-counter secondary market. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds.

  The Fund's investments in loans are expected in most instances to be in the form of loan participations and loan assignments from third parties. The Fund may invest up to 15% of its net assets in participations, assignments and other illiquid investments. See "Illiquid Securities." Both the government that is the borrower on the loan and the bank selling the participation or assignment will be considered to be the issuer of the participation or assignment, and the Fund will acquire participations only if the lender has total assets of more than $25 billion and its senior unsecured debt is rated Baa or higher by Moody's or BBB or higher by S&P.

  THE INTERNATIONAL SECTOR. The International Sector will invest in investment grade (I.E . rated Baa or better by Moody's or BBB or better by S&P, or in unrated securities that the Adviser determines to be of equivalent quality) debt obligations, and other fixed income securities denominated in U.S. dollars and other currencies (i) issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities; and (ii) of supranational entities (described below). The Fund may invest in any country where the Adviser believes there is the potential for income.

  Debt obligations may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the World Bank, the Inter-American Development Bank and the European Bank for Reconstruction and Development.

  NORTHSTAR ADVANTAGE HIGH YIELD FUND. The investment objective of the Fund is high current income. The Fund normally will be invested substantially in long-term and intermediate-term fixed income securities, with emphasis on high yield-high risk, lower-rated or nonrated corporate debt instruments of U.S. and foreign issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high yield bonds. The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in securities which are not rated but are considered to be of equivalent quality by the Adviser), and may invest up to 1% of its assets in the lowest rating categories (C for Moody's and D for S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to special risks, typically are subject to greater market fluctuations and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer. See, "Risk Factors -- High Yield Securities" and the Appendix. The Adviser will attempt to maximize income and reduce risk through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate developments.

  The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero-coupon securities, which do not pay interest but rather are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

  The Fund may invest up to 35% of its assets in securities of foreign issuers, 10% of which may be of issuers which are not traded on a U.S. securities exchange. See "Risk Factors -- Foreign Investments." The Fund may invest up to 25% of its assets in equity or equity-related securities, such as preferred stocks (which may or may not have a dividend yield), convertible securities or rights or warrants associated with debt instruments.

  NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND. The investment objective of the Fund is to seek high income. As an investment policy, the Fund, while investing in income producing securities, will seek to maximize total return from a combination of income and capital appreciation. The Fund, will pursue this policy by taking advantage of equity participations, market developments, yield disparities and variations in the creditworthiness of issuers.


  Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers, which involve special risks and are predominantly speculative in character. The Fund may invest up to 35% of its assets in non-U.S. Dollar denominated securities. Investments in securities offering the high current income sought by the Fund, while generally providing greater income and potential opportunity for gain than investments in higher rated securities, also entail greater risk. The value of high yield securities (and therefore the net asset value per share of the Fund) can be expected to increase or decrease in response to changes in interest rates, real or perceived changes in the credit risks associated with its portfolio investments, and other factors affecting the credit markets generally. The Fund is subject to a limit of 50% of its assets in securities of foreign issuers, including a limit of 35% of such assets in emerging market debt. Emerging markets are countries whose sovereign bonds generally are rated below investment grade and whose financial markets are not well-developed. The Fund intends to restrict its investments in emerging markets to those with sound economies that are expected to experience strong growth with controlled inflation, and therefore higher-than-average returns, over time. See "Risk Factors -- Foreign Investments."


  Most of the debt securities in which the Fund invests are lower rated, and may include bonds in the lowest rating categories (C for Moody's and D for S&P) and unrated bonds. Most of the securities will be rated at least Caa by Moody's or at least CCC by S&P, or if not rated, are of equivalent quality in the opinion of the Adviser. The Fund may invest up to 10%, and hold up to 25%, of its assets in securities rated below Caa in the case of Moody's or CCC by S&P. Such debt securities are highly speculative and may be in default of payment of interest and/or repayment of principal may be in arrears. The issuers of such debt securities may be involved in bankruptcy or reorganization proceedings and/or may be restructuring outstanding debt. Investing in bankrupt and troubled companies involves special risks. See "Risk Factors -- High Yield Securities" and the Appendix.

  The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero-coupon securities, which do not pay interest but, rather, are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions. To a lesser extent the Fund may invest in equity or equity-related securities, including common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. Typically the Fund would purchase a high yield security that is convertible or exchangeable for equity securities, or which carries the right in the form of a warrant or as part of a unit with the security to acquire equity securities. The Fund would ordinarily purchase these securities for their yield characteristics or capital appreciation potential.

                                  RISK FACTORS
----------------------------------------------------------------------

  HIGH YIELD SECURITIES. Each of the Strategic Income Fund, High Yield Fund, Income Fund and High Total Return Fund may invest in higher yielding securities that carry lower investment grade ratings. These high yield high-risk securities are rated below investment grade by the primary rating agencies (Moody's and S&P). See the Appendix for a description of bond rating categories. The value of lower rated securities generally is more dependent on the ability of the company to meet interest and principal payments than is the case for higher rated securities. Conversely, the value of higher rated securities may be more sensitive to interest rate movements than lower rated securities. Companies issuing high yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments. In addition, the market for lower rated securities is generally less liquid than the market for higher rated securities, and adverse publicity and investor perceptions may also have a greater negative impact on the market for these securities.

  Companies issuing high yield bonds are more vulnerable to real or perceived economic changes (such as rising interest rates), political changes or adverse developments specific to the company. Adverse economic, political or other developments may impair the company's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the company is highly leveraged. In the event of a default, a Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

  Weighted average composition of the following Funds' portfolios at the end of their 1995 fiscal year was:

                                                            STRATEGIC                  HIGH TOTAL
                                                             INCOME       HIGH YIELD     RETURN      INCOME
                                                         ---------------  -----------  ----------  ----------

Investment Grade.......................................           --%             --%           %       17.7%
BB.....................................................         26.8            37.1        21.8        16.2
B......................................................         29.5            60.2        51.3         5.0
CCC....................................................           --             1.4         7.7
CC.....................................................           --              --          --
C......................................................           --              --          --
D......................................................           --              --          --
Nonrated...............................................          4.3             1.3        15.2         4.4
U.S. Governments, equities, and other..................         39.4              --         4.0        56.7
                                                              ------      -----------  ----------  ----------
TOTAL..................................................          100%            100%        100%        100%
                                                              ------      -----------  ----------  ----------
                                                              ------      -----------  ----------  ----------

  This table does not reflect the current or future composition of any of the Fund's portfolios.

  FOREIGN INVESTMENTS. Each Fund, except the U.S. Government Securities Fund, may invest in securities of foreign issuers. Securities of some foreign companies and governments may be traded in the U.S., but many foreign securities are traded primarily in foreign markets. In addition to generally higher transaction costs associated with foreign investing, risks of foreign investing include:

  CURRENCY RISKS. A Fund must buy the local currency when its buys a foreign security, and it sells local currency when it sells the security. The value of a foreign security held by the Fund will be affected by the value of the local currency relative to the U.S. dollar, causing the Fund to lose money at times, despite an increase in the value of the security.

  POLITICAL AND ECONOMIC RISK. Political and economic risks may exist, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

  REGULATORY RISK. There is generally less government supervision of foreign markets, and issuers are not subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There also may be less publicly available information about foreign issuers.

                          OTHER INVESTMENT TECHNIQUES
----------------------------------------------------------------------
  Unless otherwise stated, each of the following strategies and techniques may be utilized by each of the Funds. The Funds may, but do not currently intend to, engage in certain additional investment techniques not described in this Prospectus. These techniques and additional information on the securities and techniques described in the Prospectus are contained in the Statement of Additional Information.


  OPTIONS AND FUTURES TRANSACTIONS. Each Fund may enter into futures contracts on securities and financial indices and options on such contracts and may invest in options on securities, financial indices and foreign currencies, and forward contracts (collectively "derivative instruments"). The Funds intend to use derivative instruments primarily to hedge the value of their portfolios against potential adverse movements in securities price, foreign currency markets or interest rates. To a limited extent, the Funds may also use derivative instruments for non-hedging purposes such as increasing a Fund's income or otherwise enhancing return. When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or portfolio securities to "cover" the Fund's position. Assets segregated or set aside may limit the Fund's portfolio management activities while the Fund maintains the positions, which could diminish the Fund's return due to foregoing other potential investments with such assets.


  The use of options and futures strategies involves certain other risks, including the risk that no liquid market will exist and that the Fund will be unable to effect closing transactions at any particular time or at an acceptable price, and the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. The successful use of options and futures strategies depends on the ability of the Adviser to forecast correctly rate movements and general stock market price movements. Expenses and losses incurred as a result of these hedging strategies will reduce the current return of the Fund. See the Statement of Additional Information.

  REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, either for temporary defensive purposes or to generate income from its cash balances. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters into bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Repurchase agreements maturing more than seven days in the future are considered illiquid, and a Fund will invest no more than 5% of its net assets in such repurchase agreements at any time. Each Fund, under normal market conditions, does not intend to invest more than 15% of its assets in repurchase agreements.

  WHEN ISSUED SECURITIES. The Funds may acquire securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure could deprive the Fund of an advantageous yield or price.

These contracts may be considered securities and involve risk to the extent that the value of the underlying security changes prior to settlement. A Fund may realize short-term profits or losses if the contracts are sold. Transactions in when-issued securities may be limited by certain Internal Revenue Code requirements.

  ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities or private placements. An illiquid security is a security that cannot be sold quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. The Adviser may determine that securities that cannot be sold to the U.S. public, but that can be sold to institutional investors ("Rule 144A" securities) or on foreign markets, are liquid, following guidelines established by the Trustees of each Fund.

  TRADING AND PORTFOLIO TURNOVER. Each Fund generally intends to purchase securities for long-term investment. However, a Fund may purchase a security in anticipation of relatively short-term price gains and short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Portfolio turnover rates are usually not a factor in making buy and sell decisions. A Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in yield or price. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Short term trading may also be restricted by certain tax rules.

  TEMPORARY INVESTMENTS. In periods of unusual market conditions, for temporary and defensive purposes, when the Adviser considers it appropriate, a Fund may maintain part or all of its assets in cash, or may invest part or all of its assets in U.S. government securities, commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.

  INVESTMENT  RESTRICTIONS.    For   information  on  certain  fundamental   and
non-fundamental investment restrictions applicable to each Fund, see "Investment Restrictions" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION
----------------------------------------------------------------------
  The Funds may, from time to time, include their yield and total returns in advertisements or reports to shareholders or prospective investors. Both yield and total return figures are computed separately for each class of shares of each Fund in accordance with formulas specified by the Securities and Exchange Commission. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The yield for each class of a Fund (which shows the rate of income a Fund earned on its investment as a percentage of a Fund's share price) will be computed by dividing (a) net investment income over a 30-day period by (b) an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share or the maximum redemption price per share) at the end of the period, as appropriate, all in accordance with applicable regulatory requirements. Such amounts will be compounded for six months and then annualized for a twelve-month period to derive the yield of each class.

  Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the class of shares over a period of 1, 5 and 10 years (or up to the life of the class of shares). Total return is the percentage increase or decrease in the value of an investment over a stated period of time. Standardized total return quotations reflect the deduction of a proportional share of expenses (on an annual basis) of a class, deduction of the maximum initial sales load or the maximum CDSC applicable to a complete redemption of the investment, as appropriate, and assume that all dividends and distributions are reinvested when paid. The Funds also may quote a supplementary rate of total return over different periods of time or by non-standardized means.

  Performance for Class B and Class C shares typically will be less favorable than that for Class A and Class T shares due to the higher expense ratios for Class B and Class C shares. Performance for Class T shares will be less favorable than Class A shares due to higher distribution and service fees. For a complete description of the methods used to determine yield and total return for the Funds, see the Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED
----------------------------------------------------------------------
  All purchases, redemptions and exchanges are processed at the net asset value ("NAV") per share next calculated after your request is received and approved. In order to receive a day's price, your order must be received by 4:00 p.m. EST. NAV fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. EST) each day the Exchange is open. NAV is computed by dividing the total value of a Fund's securities and other assets, less all liabilities, by the total number of shares outstanding. The specific expenses borne by each class of shares will be deducted from that class and will result in different NAVs and dividend payments. The NAV of a Class B, Class C or Class T share will generally be lower than that of a Class A share because of the higher distribution fees or certain other class specific expenses borne by these classes. However, the net asset value per share of each class will tend to converge immediately after the payment of dividends.

  Under normal market conditions, daily prices for securities are obtained from independent pricing services determined by them in accordance with the Registration Statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS
----------------------------------------------------------------------
  THE TRUSTEES. The Trustees of each Fund ("Trustees") oversee the operations of the Fund and perform the various duties imposed on trustees by the laws of the Commonwealth of Massachusetts and the 1940 Act. The Trustees meet quarterly to review the Funds' investment policies, performance, expenses and other business affairs and elect the officers of each Fund annually. The Trustees delegate day to day management of the Funds to the officers of the respective Funds.

  THE ADVISER AND AFFILIATED SERVICE PROVIDERS. Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the investment adviser to each Fund. In this capacity, the Adviser, subject to the authority of the Trustees, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of the Funds' portfolios. Northstar Administrators Corporation, an affiliate of the Adviser, furnishes certain administrative, compliance and accounting services to each Fund. Employees of the Adviser and Administrator serve as officers of the Funds, and the Adviser provides office space for the Funds and pays the salaries of all Fund officers and Trustees who are affiliated with the Adviser. Northstar Distributors, Inc., also an affiliate of the Adviser, serves as principal underwriter of the shares of each Fund, conducting a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public through investment dealers.

  The Adviser and its affiliates are indirect, majority owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar's address is 20 Washington Avenue South, Minneapolis, MN 55401. Combined minority interests held by members of senior management currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life and health insurance businesses. Through Northwestern National Life Insurance Company and other subsidiaries, ReliaStar issues and distributes individual life insurance, annuities and mutual funds, group life and health insurance and life and health reinsurance, and provides related investment management services. Prior to June 2, 1995, the Northstar Advantage Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds were managed by Boston Security Counsellors, Inc. ("BSC").

  The Adviser's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.75% on the first $250 million of each Fund's average daily net assets in the case of the Northstar Advantage Income and Growth and High Total Return Funds, scaled down to 0.55% for assets over $1 billion, and at the following rates for the other Northstar Advantage Funds: Government Securities Fund -- 0.65%; High Yield Fund -- 0.45%; Income Fund -- 0.65%; Growth Fund -- 0.75%; Special Fund -- 0.75%; Strategic Income Fund -- 0.65% (each of which may be subject to voluntary waiver or reimbursement by the Adviser). The investment advisory fees paid by Income and Growth Fund, High Total Return Fund, Growth Fund and Special Fund are higher than the fees paid by most mutual funds. The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable monthly at an annual rate of .10% of each Fund's average daily net assets. The Administrator also charges an annual account service fee of $5.00 for each account of beneficial holders of shares in a Fund for providing certain shareholder services and assisting broker-dealers in servicing Fund accounts. Until June 2, 1997 the Administrator will receive no administrative or account fees from the Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds.

  The Adviser places all orders for the purchase and sale of portfolio securities. In selecting brokers, the Adviser may consider research and brokerage services furnished to it. The Adviser also advises other accounts that may purchase and hold securities in which the Funds may invest and certain persons affiliated with the Adviser may purchase and hold, directly or indirectly, securities in which the Funds or other accounts invest, subject to internal guidelines regarding conflicts of interest. In allocating trades among accounts for which the Adviser recommends the purchase or sale of the same security, the Adviser follows procedures designed to ensure that such trades are executed on a basis that is fair and equitable to each account.

  INVESTMENT PERSONNEL OF ADVISER. Thomas Ole Dial has served as portfolio manager of the High Total Return Fund since its inception in November 1993, and, since October 1995 as co-manager of the Strategic Income Fund. Mr. Dial is a Vice President of each Fund and Executive Vice President and Chief Investment Officer -- Fixed Income of the Adviser. Mr. Dial also serves as manager of the Northstar High Yield Bond Fund and Northstar Multi-Sector Bond Fund, series of a separate open-end management investment company sponsored by the Adviser. Prior to employment by the Adviser in October 1993, Mr. Dial served as Executive Vice President and Chief Investment Officer -- Fixed Income of National Securities & Research Corporation, and as portfolio manager for National Bond Fund, National Asset Reserve, and National Multi-Sector Fixed Income Fund. Prior to National, Mr. Dial managed high yield securities portfolios through Dial Capital Management and various financial institutions. Mr. Dial also manages investments for T.D. Partners, a limited partnership for which the Adviser serves as subadviser.

  Ernest Mysogland has served as portfolio manager of the Income and Growth Fund since its inception in November 1993. Mr. Mysogland is a Vice President of the Fund and Executive Vice President and Chief Investment Officer -- Equities of the Adviser. Mr. Mysogland also serves as manager of the Northstar Income and Growth Fund, and prior to February 1, 1996, served as a manager of the Northstar Growth Fund, series of a separate open-end management investment company sponsored by the Adviser. Prior to employment by the Adviser, Mr. Mysogland served as Senior Vice President and Chief Investment Officer -- Equities for National Securities and Research Corporation ("National"), and was portfolio manager for National Income and Growth Fund, National Total Return Fund, and National Worldwide Opportunities Fund. Prior to National, Mr. Mysogland served as an investment manager for Reinoso Asset Management, Gintel Equity Management, L.F. Rothschild Asset Management, Wertheim Asset Management and Kemper Financial Services.

  Geoffrey Wadsworth has served as portfolio manager of the Growth Fund since January 1996 and served as co-manager of the Income and Growth Fund from inception through January 1996. Mr. Wadsworth is a Vice President of the Funds and the Adviser. He was formerly a Vice President of National, serving as portfolio manager of the National Stock Fund, and assistant manager of National's other equity funds.

  Margaret D. Patel is the portfolio manager of the Government Securities Fund and the Income Fund. Ms. Patel is a Vice President of the Funds and of the Adviser and, prior to June 2, 1995, was Senior Vice President of BSC. She has been primarily responsible for the day-to-day management of the Government Securities Fund since 1988, and of the Income Fund since October 1995.

  Prescott B. Crocker, C.F.A., is the portfolio manager of the High Yield Fund and co-manager of the Strategic Income Fund. Mr. Crocker is a Vice President of the Funds and of the Adviser and, until June 2, 1995, was Senior Vice President and Director of Fixed Income Investments at BSC. Prior to joining BSC in 1993, Mr. Crocker served for eighteen years in various capacities, including Group Head for corporate and international fixed income, at Colonial Management Associates, Inc. He has been primarily responsible for the day-to-day management of the High Yield Fund since December 1993, and for the Strategic Income Fund since its inception in 1994.

  SUBADVISER; INVESTMENT PERSONNEL OF SUBADVISER. Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1996, between the Adviser and Navellier. Navellier is a newly-formed company which is wholly-owned by Louis G. Navellier. The principal address of Navellier is 920 Incline Way, Incline Village, NV 89450. Mr. Navellier, who has managed investments since 1986, is also the sole shareholder of two other registered investment advisory firms which, on a combined basis, manage approximately $1.2 billion of assets for individuals, institutions and a Navellier-sponsored open-end management investment company, the Navellier Series Fund. Louis G. Navellier will serve as portfolio manager for the Fund, with primary responsibility for the day-to-day investment management. For its services, Navellier will receive a fee equal to 0.48% of the average daily net assets of the Fund. The Adviser is responsible for overseeing the investment management provided by Navellier, and assumes all costs and expenses of the subadvisory arrangement.

  OTHER SERVICE PROVIDERS. The custodian for the Income and Growth and High Total Return Funds is Custodial Trust Company, a bank organized under the laws of New Jersey, located at 101 Carnegie Center, Princeton, New Jersey 08540-6231. The custodian and fund accounting agent for the Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds is State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110. The transfer agent and Blue Sky administrator for all Funds, and the fund accounting agent for the Income and Growth and High Total Return Funds, is First Data Investor Services Group ("First Data" or the "Transfer Agent"), located at One Exchange Place, Boston, Massachusetts, 02109. Advest Transfer Services, Inc., One Commercial Plaza, 280 Trumbull Street, Hartford, Connecticut 06103, serves as the sub-transfer agent for the Funds offering Class T shares.

                             HOW TO PURCHASE SHARES
----------------------------------------------------------------------
  Each Fund continuously offers three classes of shares. Each class is described below under "Alternative Purchase Arrangements." Shares of each Fund, excluding Class T shares, may be purchased from the Fund or from investment dealers having a sales agreement with the Underwriter. Orders received in good form prior to 4:00 p.m. Eastern time or placed with a financial service firm before such time and transmitted before the Fund processes that day's share transactions, will be processed at that day's closing NAV, plus any applicable sales charge. The minimum initial purchase is $2,500, except IRA accounts, for which the minimum is $250; additional investments for as little as $100 ($25 for IRA accounts) may be made at any time through an investment dealer or by sending a check payable to The Northstar Advantage Funds, c/o First Data Investor Services, P.O. Box 9756, Providence, RI 02940, for the purchase of full and fractional shares. Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Funds and certificate holders may not participate in certain shareholder services, such as telephone exchanges and redemptions, check-writing and the withdrawal program. Certificates will be issued only upon written request. Shareholders requesting certificates may incur a fee for lost or stolen certificates and no certificates are issued for fractional shares (which shares remain in the shareholder's account in book entry form). The Fund or the Underwriter may refuse any purchase order for shares.

  At various times, the Underwriter implements programs under which (a) a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which (b) the Underwriter will reallow an amount not exceeding the total applicable sales charges on the sales generated by the dealer during such programs to any dealer that (i) sponsors sales contests or recognition programs conforming to criteria established by the Underwriter or
(ii) participates in sales programs sponsored by the Underwriter. Pursuant to a Purchase Agreement that was entered into in connection with the assumption of management of the Funds by the Adviser, the Underwriter has agreed to provide Advest, Inc. ("Advest") with certain additional compensation until June 2, 1998. Any additional compensation is payable annually and is based upon (a)(i) the level of sales by Advest of shares of the Funds during each year and (ii) the rate of redemption of Class T shares during such year and (b) the level of sales of those Funds previously distributed through Advest by persons other than Advest. Such compensation, which is paid out of the assets of the Underwriter and not the Funds, is in addition to the compensation otherwise payable to a dealer in connection with sale of the Funds' shares. Sales personnel of broker-dealers distributing shares of the Funds may receive differing compensation for selling different classes of shares.

                         ALTERNATIVE SALES ARRANGEMENTS
----------------------------------------------------------------------
  The alternative purchase arrangements permit an investor to choose among three methods (each a class) of purchasing shares. Each class is described below. Which class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments qualifying for a reduced Class A sales charge avoid the higher distribution fee. Investments in Class B and Class C shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Please consult your financial service firm.

  Prior to June 5, 1995, the Growth, Special, Income, Government Securities, High Yield and Strategic Income Funds each offered only one Class of shares, currently designated as "Class T" shares. Class T shares are no longer offered for sale by a Fund, except in connection with reinvestment of dividends and other distributions, upon exchanges of Class T shares of another Fund, and upon exchange of shares from the Class T Account of the Money Market Portfolio. When Class T shares are redeemed within four years after their purchase, a contingent deferred sales load will be imposed at rates declining from a maximum of 4% of the lesser of the net asset value or total cost of shares redeemed within a year of purchase to 1% of such amount for shares redeemed after three years.

  All contingent deferred sales charges are deducted from the redemption proceeds, not the amount remaining in the account. No contingent deferred sales charge is imposed on shares acquired through reinvestment of dividends and distributions, or on amounts representing appreciation. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Accordingly, in determining whether a contingent deferred sales charge will be payable and, if so, the percentage charge applicable, shares acquired through reinvestment and then shares held the longest will be considered the first to be redeemed.

  Class B and Class T shares automatically convert to Class A shares after eight years from purchase in the case of Class B shares, and on the later of May 31, 1998 or eight years after purchase in the case of Class T shares. The purpose of the conversion is to relieve the holders from the burden of higher distribution fees once the Underwriter had been reimbursed for most of its distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B or Class T shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B or Class T shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B or Class T shares in the subaccount will also convert to Class A.

  As set forth below, the initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with other Northstar Advantage Funds. See the Statement of Additional Information for more details regarding waivers and purchases at net asset value.

  Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described below.

  RIGHTS OF ACCUMULATION. A Purchaser may qualify for reduced initial sales charges based upon the Purchaser's existing investment in shares of the Funds at the time of purchase. The applicable sales charge is determined by aggregating the dollar amount of the new purchase and the greater of the Purchaser's total
(i) net asset value or (ii) cost of all shares owned in the Funds sold subject to a front-end sales charge and/or designated as "Class A" shares then held by such Purchaser, and applying the sales charge applicable to such aggregate.

  In order to obtain this discount, the Underwriter (if a purchase is made through an investment dealer) or Transfer Agent (if made by mail) must be provided with sufficient information, including the Purchaser's total cost at the time of purchase, to permit verification that the Purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. The privilege of cumulative quantity discounts may be modified or discontinued at any time.

  LETTER OF INTENT. Purchasers may also qualify for reduced sales charges by signing a Letter of Intent ("LOI"). This enables the Purchaser to aggregate purchases over a 13-month period of all Funds sold subject to a front-end sales charge and/or designated as "Class A" shares. The sales charge is based on the total amount invested during the 13-month period. A 90-day back-dated period can be used to include earlier purchases (with a partial retroactive downward adjustment in an amount equal to the commission paid to the broker-dealer); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicted in the LOI. A shareholder must notify the Transfer Agent whenever a purchase is being made pursuant to a LOI.

  The LOI is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or on subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Underwriter an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.

  CDSC WAIVERS. The contingent deferred sales charge is waived on redemptions of Class B and Class C shares (a) following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code, of a shareholder if redemption is made within one year of the death or disability of the shareholder, as relevant; (b) in connection with redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal plan adopted by the Funds provided, however, that such withdrawals shall not exceed in any calendar year 7% (9% in the case of the High Total Return Fund and the High Yield Fund) of the original principal amount invested (any excess being assessed the applicable deferred sales charge, if any), and provided further that the redeeming shareholder reinvests all dividends and capital gain distributions during his/her participation in the withdrawal plan; (c) in connection with a partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump-sum or other form of distribution following retirement, or after attaining the age of 59 1/2 in the case of an IRA, Keogh plan or custodial account pursuant to Section 403(b)(7) of the Internal Revenue Code, or on any redemption resulting from the tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; and (d) in connection with the exercise of certain exchange privileges among Class B or Class C shares of the Funds, including shares of the Class B or Class C Account of the Money Market Portfolio.

  CLASS A SHARES. Class A shares are offered at net asset value plus an initial or a contingent deferred sales charge as set forth below. Class A shares bear a 0.25% annual service fee and a .05% annual distribution fee.

                                                                                % OF NET       % OF       AMOUNT RETAINED BY
                                                                                 AMOUNT      OFFERING      DEALERS AS A % OF
AMOUNT PURCHASED                                                                INVESTED       PRICE        OFFERING PRICE
-----------------------------------------------------------------------------  -----------  -----------  ---------------------
Up to $99,999................................................................        4.99%        4.75%             4.00%
$100,000 to 249,999..........................................................         3.9         3.75               3.1
250,000 to 499,999...........................................................        2.83         2.75               2.3
500,000 to 999,999...........................................................        2.04            2               1.7
*1,000,000 and above.........................................................          --           --                --

------------------------
* The Underwriter pays investment dealers or financial service firms a commission from its own resources of up to 1.00% of the amount invested for amounts from $1,000,000 to $2,499,999, up to 0.50% on amounts of $2,500,000 to
  $4,999,999 and up to 0.25% on amounts of $5 million and above. Purchases of over $1 Million are subject to a maximum contingent deferred sales charge of 1% (scaled down to 0.50% for amounts of $2.5 million or more, and 0.25% on amounts over $5 million) on redemptions made within eighteen months.

  CLASS  B SHARES.   Class B shares are  offered at net  asset value, without an initial sales charge, subject to a .75% annual distribution fee for approximately 8 years (at which time they convert to Class A shares bearing only a .05% annual distribution fee), a 0.25% annual service fee and a contingent deferred sales charge if shares are redeemed within five years after purchase. As set forth below, the amount of the deferred sales charge varies depending on the number of years after purchase that the redemption occurs. For determining the date of purchase, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The deferred sales charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

  The Underwriter currently pays investment dealers a sales commission of 4% of the sale price of Class B shares sold by the dealers, subject to future amendment or termination. The Underwriter will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares to reimburse the Underwriter in whole or in part for the payment of such sales commission, plus financing costs and related marketing expenses.

                                                                                                   CONTINGENT DEFERRED
                                                                                                    SALES CHARGE AS A
                                                                                                      PERCENTAGE OF
                                                                                                      DOLLAR AMOUNT
YEAR SINCE PURCHASE                                                                                 SUBJECT TO CHARGE
-------------------------------------------------------------------------------------------------  -------------------
First............................................................................................              5%
Second...........................................................................................              4%
Third............................................................................................              3%
Fourth...........................................................................................              2%
Fifth............................................................................................              2%
Thereafter.......................................................................................              0%

  To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If, at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

  CLASS C SHARES. Investors choosing Class C shares purchase shares at net asset value without a sales charge at the time of purchase, subject to a 0.75% annual distribution fee, a 0.25% annual service fee, and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

  The Underwriter currently pays investment dealers a sales commission of 1% of the sale price of Class C shares sold by such dealers, subject to future amendment or termination. The Underwriter will retain the distribution fee assessed against Class C shareholders in the first year of investment, and the entire amount of the contingent deferred sales charge paid by Class C shareholders upon redemption in year one, in order to compensate the Underwriter for providing distribution related services to the Funds in connection with the sale of Class C shares, and to reimburse the Underwriter in whole or in part for the commissions (and any related financing costs) paid to dealers at the time of purchase. There is no conversion feature associated with Class C shares; therefore, Class C shareholders will be subject to the higher distribution fee associated with such shares for the life of the shareholder's investment.

                     INVESTOR SERVICES AND ACCOUNT POLICIES
----------------------------------------------------------------------
  An account will be opened for each investor after an initial investment is made. Account services are described below. Class T shareholders wishing to add to their investment or to purchase shares of another Fund must opt to purchase Class A, Class B or Class C shares of the Fund, and the Transfer Agent will establish a new account for the shareholder in another Class of a Fund selected by the shareholder. Shares purchased will be held in the shareholder's account by the Transfer Agent. Requests for account assistance or additional information should be directed to Northstar at (800) 595-7827.

  The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. Information regarding the tax status of income dividends and capital gains distribution will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS. Financial reports for the Funds will be mailed semiannually to shareholders. To reduce expenses, only one copy of most Fund reports will be mailed to accounts listed under the same social security number or to households for multiple accounts with the same surname. Please contact Northstar to request additional copies of shareholder reports.

  DIVIDEND AND DISTRIBUTION REINVESTMENT OPTIONS. Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through any one of the following options: income dividends and capital gain distributions both paid in additional shares of the same class of a designated Fund at net asset value; income dividends paid in cash and capital gain distributions paid in additional shares of the same class of a designated Fund at net asset value; or income dividends and capital gain distributions both paid in cash. If a shareholder does not indicate which option is preferred upon the opening of an account, both income dividends and capital gain distributions will be paid in additional shares of the Fund from which the investor earned such distributions. Class T shareholders may elect only to receive all distributions in cash or to reinvest in additional shares, regardless of whether such distribution is an income dividend or a capital gains distribution. In addition, Class T shareholders opting to reinvest dividends and capital gains may only invest such proceeds in the Fund making the distribution. Payment options may be changed at any time by notifying Northstar in writing.

  AUTOMATIC INVESTMENT PLAN. Shareholders may elect to purchase shares through the establishment of an Automatic Investment Plan, in which case the minimum investment in order to open an account is $25. An Automatic Investment Authorization Form (available on request from Northstar) provides for funds to be automatically drawn on a shareholder's bank account and deposited in his or her Fund account ($25 per month minimum). The shareholder's bank may charge a nominal fee in connection with the establishment and use of automatic deposit services. The Automatic Investment Plan is not available for Class T share accounts.

  WITHDRAWAL PROGRAM. A shareholder owning $5,000 or more worth of shares of a Fund in book-entry form may establish a withdrawal program with the Fund and provide for the payment monthly or quarterly of any requested dollar amount ($25 minimum per payment) from the account to his or her order. Withdrawal programs are not available for Class T share accounts. A sufficient number of full and fractional shares will be redeemed to make the designated payment. The purchase of shares while participating in a withdrawal program will ordinarily be disadvantageous to the investor, since a sales charge will be paid by the investor on the purchase of shares at the same time the shares are being redeemed in the case of Class A shares. For this reason, shareholders may not maintain an Automatic Investment Plan while participating in the withdrawal program. In the case of shares subject to a contingent deferred sales charge, unless the investor qualifies for a waiver, the investor may incur a sales charge at the time of each withdrawal. A Fund may terminate an investor's withdrawal program if the account value falls below $5,000 due to the transfer or redemption of shares from the account. See the enclosed application form.

  TAX-SHELTERED RETIREMENT PLANS. Shares of the Funds may be offered in connection with the following qualified prototype retirement plans: IRA and Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations. Call or write Northstar for further information.

  EXCHANGE PRIVILEGES. Shareholders may exchange shares of a Fund for the same class of shares of another Fund or for shares of The Cash Management Fund of Salomon Brothers Investment Series (an open-end management investment company comprised of various portfolios, hereafter referred to as "Money Market Portfolio," that is not one of the Funds, but is available by purchase or exchange through the Underwriter). Exchange requests in proper form will be honored prior to 4:00 p.m. Eastern time. For telephone exchanges or authorization forms, contact Northstar at 1-800-595-7827. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request, without a sales charge; provided, however, in the case of exchanges after a direct purchase into the Money Market Portfolio from Class A shares of a Fund, a sales charge will be imposed in accordance with the sales charge table that is applicable to direct purchases. Collection of the contingent deferred sales charge will be deferred on shares subject to a charge that are exchanged for shares of the same class of another Fund, or converted to shares of the Money Market Portfolio. Under these circumstances, the combined holding period of shares in each Fund, or in a Fund and the Money Market Portfolio, shall be used to calculate the conversion period, if applicable, and to determine the deferred sales charge due upon redemption, if any. The exchange of shares from one Fund to another is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. Shareholders may, therefore, realize a taxable gain or loss. See "Exchanges" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.

  Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. Each Fund and the Money Market Portfolio has different investment objectives and policies. Shareholders should obtain and review the prospectus of the Fund into which the exchange is to be made before any exchange requests are made.

  TELEPHONE TRANSACTIONS. Shareholders holding shares in book-entry form may authorize the Funds to accept telephone redemptions and exchanges. Telephone transactions are not available for Class T share accounts. Shareholders may redeem up to $50,000 worth of their shares by telephoning Northstar prior to 4:00 p.m. Eastern time. Redemption proceeds must be payable to the record holder of the shares and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than three days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds shall determine that it is necessary to terminate or modify telephone transaction privileges, shareholders would be promptly notified. Information on these services is included in the Application and is available from Northstar. Neither the Adviser, the Underwriter nor the Funds will be liable for any loss, damages, expense or cost arising out of any telephone transaction effected in accordance with the Funds' procedures, upon instructions believed to be genuine. Shareholders who utilize telephone privileges bear the risk of any loss, damages, expense or cost arising from their election, including risk of unauthorized use; provided, however that the Funds shall employ reasonable procedures to confirm that all telephone instructions are genuine. For this purpose, the Fund or its agent will require all individuals delivering telephone instructions to provide specific information to identify themselves as the account holder, such as the name in which the account is registered, the account holder's social security number, account number, and broker of record. In the absence of such procedures, or should the Fund or its agents for any reason fail to follow such procedures, the Fund or its agents may be liable for losses due to unauthorized or fraudulent telephone instructions.

  INVOLUNTARY REDEMPTIONS. Due to the high cost of maintaining accounts with small account values, each Fund reserves the right to close all accounts that have been in existence for at least one year and have a value that is less than $500. Shareholders will receive 60 days' written notice during which time they may bring the value up to $500 or more. If the account value is not raised during that time, the Fund will redeem all shares in the account and send the proceeds to the shareholder's address of record.

  Each Fund reserves the right to close all accounts of a shareholder who has failed to provide a social security number or other taxpayer identification number and certification (if required) that such number is correct, or if a shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Funds.

  REINSTATEMENT PRIVILEGE. Shareholders have a one time privilege of reinstating their investment into any of the Funds, subject to the terms of exchange (see "Exchange Privileges") at the NAV next determined after the request for reinstatement is made. For Federal income tax purposes, a redemption and reinstatement will be treated as a sale and purchase of shares; special rules may apply in computing the amount of gain or loss in these situations. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. A written request for reinstatement must be received by the Underwriter within 30 days of the redemption accompanied by payment for the shares (not in excess of the redemption). Shareholder accounts will be credited with an amount equal to the deferred sales charge (or pro rata portion thereof) paid upon redemption.

                               HOW TO SELL SHARES
----------------------------------------------------------------------
  Shareholders may sell their shares back to the Fund at the NAV next determined after the Fund receives a redemption request with any other required documentation in proper form. Investors will be subject to the applicable deferred sales charge, if any, for such shares. The Transfer Agent requires a written request, with the signature guaranteed by a bank, a national stock exchange member or other eligible guarantor institution. The Transfer Agent may waive the signature guarantee requirement in the case of book-entry share redemption requests of less than $50,000 if the proceeds are payable to the account as registered and mailed to the address of record. Redemption requests must be signed by each person in whose name the account is registered. Shareholders may also sell shares back to a Fund through dealers who are members of the selling group. The redemption price in such a case will be the price as of the close of the New York Stock Exchange on that day, provided the order is received by the dealer prior to the close of the Exchange and is transmitted to the Underwriter prior to the close of its business. The dealer is responsible for the timely transmission of orders to the Underwriter. No service charge is made by a Fund on redemptions, but shares tendered through investment dealers may be subject to a service charge by such dealers. Payment for shares redeemed is normally made within three days. However, for shares recently purchased by check, the Fund cannot send proceeds until the check has cleared, which may take up to 15 days.

  Redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans  may  require  additional  documentation.  To  avoid  delay  in redemption or transfer, shareholders having questions about specific requirements, including eligible guarantor institutions, should contact Northstar at (800) 595-7827. Redemption requests will not be honored until all required documents in the proper form have been received.

                               DISTRIBUTION PLANS
----------------------------------------------------------------------
  Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares of that Fund (collectively, the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of the Fund. Pursuant to the Plans, each Fund shall pay the Underwriter 0.30% annually of the average daily net assets of each Fund's Class A shares, 1.00% annually of the average daily net assets of each Fund's Class B and Class C shares, and 0.95% annually of the average daily net assets of each Fund's Class T shares in the case of the Growth Fund, Special Fund and Strategic Income Fund, 0.75% annually of the average daily net assets of the Class T shares in the case of the Income Fund and 0.65% annually of the average daily net assets of the Class T shares in the case of the Government Securities Fund and High Yield Fund. Under the NASD rules, fees of this type are limited to 0.75% annually for distribution fees and 0.25% annually for service fees, subject to aggregate limits. The Underwriter uses the fee to defray the costs of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Underwriter's expenses in any year, the Underwriter would realize a profit. With respect to the Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for servicing Class T shareholder accounts and reimbursement for its prior distribution and shareholder servicing activities in connection with Class T shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------
  THE FOLLOWING  DISCUSSION  IS  INTENDED FOR  GENERAL  INFORMATION  ONLY.  EACH
INVESTOR SHOULD CONSULT WITH HIS OR HER OWN TAX ADVISOR AS TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Each Fund intends to continue to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

  Each Fund intends to distribute to shareholders substantially all of its net investment income and any net capital gains at least annually. It is intended that dividends from net investment income will be paid monthly on the High Total Return Fund, the Government Securities Fund, the High Yield Fund and the Strategic Income Fund, annually on the Special Fund, and quarterly on the Income and Growth, Growth, and Income Funds' shares.

  Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

  Each year the Fund will notify shareholders of the tax status of dividends and distributions. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.

  Investors who purchase shares of a Fund just before the distribution will pay full price for the shares and receive a portion of the purchase price back as a taxable distribution. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase in the net asset value of the Fund. Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states.

  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Investments in zero coupon securities will result in income to a Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

  Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                              GENERAL INFORMATION
----------------------------------------------------------------------

  ORGANIZATION OF THE FUNDS. The Northstar Advantage Trust (the "Trust") and each separate Fund is organized under Massachusetts law as a business trust. The Trust was organized in 1993; the Special, Growth, Income and Government Securities Funds in 1986; the High Yield Fund in 1989; and the Strategic Income Fund in 1994. The Trust's Declaration of Trust, as amended, and each Fund's Amended and Restated Declaration of Trust provides that the Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All shares have equal voting rights, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. As of the date of this Prospectus, each Fund within the Trust has three classes of shares; each of the remaining Funds has four classes of shares.

  Neither the Trust nor the Funds are required to hold shareholder meetings, but special meetings may be called under certain circumstances. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights.

  REGISTRATION STATEMENT. This prospectus does not contain all the information included in the Registration Statement filed for each Fund with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Each Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                    APPENDIX
--------------------------------------------------------------------------------
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

--------------------------------------------------------------------------------

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

  BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     [LOGO]

                             PRINCIPAL UNDERWRITER
                          Northstar Distributors, Inc.
                               Two Pickwick Plaza
                              Greenwich, CT 06830

                               INVESTMENT ADVISER
                  Northstar Investment Management Corporation
                               Two Pickwick Plaza
                              Greenwich, CT 06830

                                 TRANSFER AGENT
                       First Data Investor Services Group
                                53 State Street
                             Boston, MA 02109-2873

                                 1-800-595-7827

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and, if given or made, such information or representations must not be relied upon. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom it is unlawful to make such an offer. Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date.

                               TABLE OF CONTENTS

                                                    PAGE
                                                     ---
Expense Information.............................          2
Financial Highlights............................          7
Investment Objectives and Policies of the
 Funds..........................................         12
Risk Factors....................................         17
Other Investment Techniques.....................         18
Performance Information.........................         19
How Net Asset Value is Determined...............         20
Management of the Funds.........................         20

                                                    PAGE
                                                     ---
How to Purchase Shares..........................         22
Alternative Sales Arrangements..................         22
Investor Services and Account Policies..........         25
How to Sell Shares..............................         27
Distribution Plans..............................         27
Dividends, Distributions and Taxes..............         27
General Information.............................         28
Appendix........................................        A-1